Regulatory Capital	6 Months Ended
Apr. 30, 2025
Regulatory Capital [Abstract]
Regulatory Capital
NOTE 20: REGULATORY CAPITAL
The Bank manages its capital under guidelines

established by OSFI. The regulatory

capital guidelines measure capital in relation

to credit, market, and operational
risks. The Bank has various capital policies,

procedures, and controls which it utilizes

to achieve its goals and objectives. The

Bank is designated as a domestic
systemically important bank (D-SIB) and

a global systemically important bank (G-SIB).
Canadian banks designated as D-SIBs are required

to comply with OSFI’s minimum targets for risk-based

capital and leverage ratios. The minimum

targets
include a D-SIB surcharge and Domestic Stability

Buffer (DSB) for CET1, Tier 1, Total Capital and risk-based Total Loss Absorbing Capacity (TLAC) ratios. The
DSB level was increased to 3.5
% as of November 1, 2023, and as a

result the published regulatory minimum

targets are set at
11.5%, 13.0%, 15.0 % and 25.0%,
respectively. The OSFI target includes the greater of the D-SIB or

G-SIB surcharge, both of which are

currently
1 % for the Bank. The OSFI target for leverage
requires D-SIBs to hold a leverage ratio buffer of 0.50
% in addition to the existing minimum

requirement. This sets the published regulatory

minimum targets for
leverage and TLAC leverage ratios at 3.5 % and 7.25
%, respectively.

The Bank complied with all minimum risk-based

capital and leverage ratio requirements

set by OSFI in the six months ended April 30,

2025.

The following table summarizes the Bank’s regulatory

capital positions as at April 30, 2025 and

October 31, 2024.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
April 30 October 31

2025 2024
Capital
Common Equity Tier 1 Capital $ 93,048 $ 82,714
Tier 1 Capital 103,459 93,248
Total Capital 115,526 105,745
Risk-weighted assets used in the calculation

of capital ratios
624,636 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 14.9% 13.1%
Tier 1 Capital ratio 16.6 14.8
Total Capital ratio 18.5 16.8
Leverage ratio 4.7 4.2
TLAC Ratio 31.0 28.7
TLAC Leverage Ratio 8.7 8.1